Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives of Depreciable Assets

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of depreciable assets as follows:

Category	Estimated useful lives
Building	46 years
Computers and software	4 years
Furniture and fittings	10 years
Machinery and equipment	10 years
Motor vehicles	5 years
Office equipment	10 years
Leasehold improvements	5 years

Schedule of Deferred Revenue Recognized	The deferred revenue balance is expected to be recognized to income statement as follows:
Deferred Revenue
2026	$449,578
2027	46,043
2028	660
Total deferred revenue	$496,281

Schedule of Disaggregated Revenues

In accordance with ASC 280-10-50-40, disaggregated revenues by each product and service or each similar products and services type which were recognized based on the nature of performance obligation disclosed above was as follows:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue
Product sales	$6,243,138	84.32%	$3,872,507	84.70%	$4,716,937	82.26%
Installation and maintenance service	284,069	3.84%	347,611	7.60%	555,406	9.69%
Warranty income	96,926	1.31%	89,149	1.95%	73,604	1.28%
Technical service	179,168	2.42%	34,124	0.75%	134,527	2.35%
Transport income	458,994	6.20%	228,899	5.00%	253,502	4.42%
Food and beverages	141,540	1.91%	-	-	-	-
Total	$7,403,835	100.00%	$4,572,290	100.00%	$5,733,976	100.00%

Schedule of Geographical Areas

Revenues classified by geographical areas in which the customers were located as follows:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue	Amount	Percentage of Total Revenue
Malaysia	$1,955,121	26.41%	$1,422,328	31.11%	$2,440,335	42.56%
Singapore	1,578,259	21.32%	1,799,426	39.36%	1,810,849	31.58%
Australia	2,371,481	32.03%	1,341,868	29.35%	907,506	15.83%
China	1,498,974	20.25%	-	-	-	-
United States	-		-	-	321,851	5.61
South Asia region	-		8,668	0.18%	253,435	4.42%
Total	$7,403,835	100.00%	$4,572,290	100.00%	$5,733,976	100.00%

Schedule of Foreign Exchange	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
	December 31,
	2025	2024	2023
US$ to MYR Year End Rate	4.0560	4.4695	4.5903
US$ to MYR Average Rate	4.2809	4.5747	4.5577
US$ to HKD Year End Rate	7.7833	-	-
US$ to HKD Average Rate	7.7956	-	-

Schedule of Concentration of Risk	The customers accounted for more than 10% of the Company’s trade receivables, net balance at December 31, 2025 and 2024 are presented below:
	% of Consolidated trade receivables as of December 31,		% of Consolidated revenues for the year ended December 31,
	2025	2024	2025	2024
Customer A	39%	14%	12%	12%
Customer B	*	*	*	12%
Customer C	14%	23%	19%	*
Customer D	*	19%	*	13%

*	Less than 10%